Statements of Changes in Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income
Interest and dividends	$ 53,894	$ 38,443
Net appreciation in fair value of investments	580,163	493,434
Net investment income	634,057	531,877
Interest income on notes receivable from participants	2,690	2,279
Contributions
Participants	234,821	217,456
Employer	77,358	70,985
Rollover	73,596	59,586
Total contributions	385,775	348,027
Total additions	1,022,522	882,183
Deductions
Benefits paid to participants	412,362	373,768
Administrative expenses	1,197	1,122
Total deductions	413,559	374,890
Transfers in from other plans	860	447,441
Net increase	609,823	954,734
Beginning of year	3,884,360	2,929,626
End of year	$ 4,494,183	$ 3,884,360